CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
ASSETS:
Cash and cash equivalents	$ 3,695.1	188,043.0	288,902.1
Term placements	2,949.4	150,096.5	102,049.4
Investments held for trading, at fair value	1,513.9	77,043.4	38,216.9
Investments available for sale, at fair value (includes restricted investments of Rs. 535,694.2 and Rs. 544,169.2 (US$ 10,693.1), respectively)	15,859.3	807,080.4	628,704.9
Securities purchased under agreements to resell	410.1	20,868.3	0
Loans (net of allowance of Rs. 25,894.3 and Rs. 27,906.9 (US$ 548.4), respectively)	39,425.7	2,006,374.3	1,622,856.0
Accrued interest receivable	523.6	26,645.5	19,752.6
Property and equipment, net	490.5	24,960.9	22,881.2
Intangible assets, net	80.1	4,074.0	6,402.9
Goodwill	1,472.5	74,937.9	74,937.9
Other assets	3,753.9	191,031.5	115,532.4
Total assets	70,174.1	3,571,155.7	2,920,236.3
Liabilities:
Interest-bearing deposits	39,537.4	2,012,057.9	1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7	462,845.4
Total deposits	48,438.8	2,465,049.6	2,082,129.0
Securities sold under repurchase agreements	1,375.5	70,000.0	60,000.0
Short-term borrowings	2,213.5	112,642.8	76,686.7
Accrued interest payable	1,020.6	51,935.9	27,746.0
Long-term debt	3,504.9	178,366.6	93,287.2
Accrued expenses and other liabilities	5,827.6	296,568.1	232,557.6
Total liabilities	62,380.9	3,174,563.0	2,572,406.5
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,326,128,420 shares and 2,346,688,270 shares, as of March 31, 2011 and March 31, 2012, respectively (see note 1)	92.2	4,693.4	4,652.2
Additional paid-in capital	4,805.8	244,564.7	235,377.9
Retained earnings	1,960.4	99,761.6	71,946.1
Statutory reserve	1,046.3	53,248.3	40,228.0
Accumulated other comprehensive income (loss)	(141.7)	(7,212.8)	(5,712.5)
Total HDFC Bank Limited shareholders' equity	7,763.0	395,055.2	346,491.7
Noncontrolling interest in subsidiaries	30.2	1,537.5	1,338.1
Total shareholders' equity	7,793.2	396,592.7	347,829.8
Total liabilities and shareholders' equity	$ 70,174.1	3,571,155.7	2,920,236.3